Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of related party transaction
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021	Six Months Ended March 31, 2022	Six Months Ended March 31, 2021
Service provided to:
TCM	$4,800,000	$4,800,000	$9,600,000	$9,600,000
	$4,800,000	$4,800,000	$9,600,000	$9,600,000
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021	Six Months Ended March 31, 2022	Six Months Ended March 31, 2021
Service received from:
FXDIRECT	$4,725,000	$4,725,000	$9,450,000	$9,450,000
	$4,725,000	$4,725,000	$9,450,000	$9,450,000

	Year Ended September 30, 2021	Year Ended September 30, 2020
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000
	Year Ended September 30, 2021	Year Ended September 30, 2020
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

Schedule of due from affiliates
	March 31, 2022	September 30, 2021
NUKK Capital(*)	$—	$144,696
TCM	1,479,413	2,473,177
Total	$1,479,413	$2,617,873

	September 30, 2021	September 30, 2020
NUKK Capital (*)	$144,696	$144,696
TCM	2,473,177	3,565,076
Total	$2,617,873	$3,709,772

Schedule of due to affiliates
	March 31, 2022	September 30, 2021
Forexware LLC(*)	$924,229	$579,229
FXDIRECT	2,772,606	3,341,893
CMH	42,000	42,000
FXDD Trading(*)	287,519	294,670
Total	$4,026,354	$4,257,792

	September 30, 2021	September 30, 2020
Forexware LLC (*)	$579,229	$579,229
FXDIRECT	3,341,893	4,111,277
CMH	42,000	42,000
FXDD Trading (*)	294,670	471
Total	$4,257,792	$4,732,977